UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02624

Name of Registrant: THE ADAMS EXPRESS COMPANY

Address of Registrant: 7 St. Paul Street, Suite 1140
                       Baltimore, MD  21202

Name and address of agent for service:      Lawrence L. Hooper, Jr., Esq.
                                            7 St. Paul Street, Suite 1140
                                            Baltimore, MD  21202

Registrant's telephone number, including area code: (410) 752-5900

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003

Item 1: Reports to Shareholders

[LOGO] Adams Express Company

[LOGO] ADAMS
EXPRESS
COMPANY (R)

                              SEMI-ANNUAL REPORT
                        -------------------------------
                                 June 30, 2003

                            LETTER TO STOCKHOLDERS

--------------------------------------------------------------------------------



We submit herewith the audited financial statements of the Company for the six months ended June 30, 2003. Also provided are the report of independent auditors, a schedule of investments and summary financial information.

Net assets of the Company at June 30, 2003 were $13.06 per share on 82,909,150 shares outstanding, compared with $12.12 per share at December 31, 2002 on 84,536,250 shares outstanding. On March 1, 2003, a distribution of $0.05 per share was paid, consisting of $0.03 from 2002 long-term capital gain, $0.01 from 2002 investment income, and $0.01 from 2003 investment income, all taxable in 2003. A 2003 investment income dividend of $0.05 per share was paid on June 1, 2003 and another $0.05 investment income dividend has been declared to shareholders of record August 15, 2003, payable September 1, 2003.

Net investment income for the six months ended June 30, 2003 amounted to $7,115,861, compared with $8,398,640 for the same period in 2002. These earnings are equal to $0.09 and $0.10 per share, respectively, on the average number of shares outstanding during each period.

Net capital gain realized on investments for the six months ended June 30, 2003 amounted to $8,263,047, the equivalent of $0.10 per share.

Current and potential shareholders can find information about the Company, including the daily net asset value (NAV) per share, the market price, and the discount/premium to the NAV, at its site on the Internet. The address for the website is www.adamsexpress.com. Also available at the website are a brief history of the Company, historical financial information, and more general industry material. Further information regarding shareholder services is located on page 15 of this report.

The Company is an internally-managed equity fund whose investment policy is based on the primary objectives of preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

By order of the Board of Directors,
/s/ DOUGLAS G. OBER
Douglas G. Ober,
Chairman and
Chief Executive Officer
/s/ JOSEPH M. TRUTA
Joseph M. Truta,
President

July 18, 2003

                      STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                                 June 30, 2003


Assets
Investments* at value:
  Common stocks and convertible securities
    (cost $773,592,739)                                                   $923,393,949
  Non-controlled affiliate, Petroleum & Resources Corporation
    (cost $27,963,162)                                                      40,911,528
  Short-term investments (cost $113,219,000)                               113,219,000
  Securities lending collateral (cost $166,977,546)                        166,977,546 $1,244,502,023
---------------------------------------------------------------------------------------
Cash                                                                                          133,088
Receivables:
  Investment securities sold                                                                1,641,045
  Dividends and interest                                                                      795,934
Prepaid expenses and other assets                                                           6,901,725
-----------------------------------------------------------------------------------------------------
    Total Assets                                                                        1,253,973,815
-----------------------------------------------------------------------------------------------------
Liabilities
Investment securities purchased                                                               597,663
Open written option contracts at value (proceeds $1,465,033)                                1,325,750
Obligations to return securities lending collateral                                       166,977,546
Accrued expenses                                                                            2,667,154
-----------------------------------------------------------------------------------------------------
    Total Liabilities                                                                     171,568,113
-----------------------------------------------------------------------------------------------------
    Net Assets                                                                         $1,082,405,702
-----------------------------------------------------------------------------------------------------
Net Assets
Common Stock at par value $1.00 per share, authorized 150,000,000 shares;
  issued and outstanding 82,909,150 shares                                             $   82,909,150
Additional capital surplus                                                                821,894,891
Undistributed net investment income                                                         6,138,476
Undistributed net realized gain on investments                                              8,574,326
Unrealized appreciation on investments                                                    162,888,859
-----------------------------------------------------------------------------------------------------
    Net Assets Applicable to Common Stock                                              $1,082,405,702
-----------------------------------------------------------------------------------------------------
    Net Asset Value Per Share of Common Stock                                                  $13.06
-----------------------------------------------------------------------------------------------------

*See Schedule of Investments on pages 8 through 10.

The accompanying notes are an integral part of the financial statements.

                            STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                        Six Months Ended June 30, 2003


Investment Income
  Income:
    Dividends:
      From unaffiliated issuers                                                            $ 8,506,972
      From non-controlled affiliate                                                            337,619
    Interest and other income                                                                  976,097
------------------------------------------------------------------------------------------------------
      Total income                                                                           9,820,688
------------------------------------------------------------------------------------------------------
  Expenses:
    Investment research                                                                      1,117,586
    Administration and operations                                                              652,148
    Directors' fees                                                                            109,000
    Reports and stockholder communications                                                     225,567
    Transfer agent, registrar and custodian expenses                                           206,350
    Auditing and accounting services                                                            48,462
    Legal services                                                                              23,325
    Occupancy and other office expenses                                                        204,325
    Travel, telephone and postage                                                               53,425
    Other                                                                                       64,639
------------------------------------------------------------------------------------------------------
      Total expenses                                                                         2,704,827
------------------------------------------------------------------------------------------------------
      Net Investment Income                                                                  7,115,861
------------------------------------------------------------------------------------------------------
Realized Gain and Change in Unrealized Appreciation on Investments
  Net realized gain on security transactions                                                 8,084,307
  Net realized gain distributed by regulated investment company (non-controlled affiliate)     178,740
  Change in unrealized appreciation on investments                                          68,301,321
------------------------------------------------------------------------------------------------------
      Net Gain on Investments                                                               76,564,368
------------------------------------------------------------------------------------------------------
Change in Net Assets Resulting from Operations                                             $83,680,229
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                           Six Months Ended    Year Ended
                                                                            June 30, 2003   December 31, 2002
                                                                           ---------------- -----------------
From Operations:
  Net investment income                                                     $    7,115,861   $   16,738,360
  Net realized gain on investments                                               8,263,047       44,530,335
  Change in unrealized appreciation on investments                              68,301,321     (330,406,021)
-------------------------------------------------------------------------------------------------------------
    Change in net assets resulting from operations                              83,680,229     (269,137,326)
-------------------------------------------------------------------------------------------------------------
Dividends to Stockholders from:
  Net investment income                                                         (5,849,654)     (15,955,830)
  Net realized gain from investment transactions                                (2,522,494)     (47,121,926)
-------------------------------------------------------------------------------------------------------------
    Decrease in net assets from distributions                                   (8,372,148)     (63,077,756)
-------------------------------------------------------------------------------------------------------------
From Capital Share Transactions:
  Value of shares issued in payment of exercised options and distributions              --       26,003,033
  Cost of shares purchased (Note 4)                                            (17,712,471)     (37,344,175)
-------------------------------------------------------------------------------------------------------------
    Change in net assets from capital share transactions                       (17,712,471)     (11,341,142)
-------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease) in Net Assets                                     57,595,610     (343,556,224)

Net Assets:
  Beginning of period                                                        1,024,810,092    1,368,366,316
-------------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment
    income of $6,138,476 and $4,872,269, respectively)                      $1,082,405,702   $1,024,810,092
-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                         NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------



1. Significant Accounting Policies

The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Company's investment objectives as well as the nature and risk of its investment transactions are set forth in the Company's registration statement.

Security Valuation -- Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

Affiliated Companies -- Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions and Investment Income -- Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

2. Federal Income Taxes

The Company's policy is to distribute all of its taxable income to its shareholders in compliance with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. For federal income tax purposes, the identified cost of securities, including options, at June 30, 2003 was $1,082,590,946 and net unrealized appreciation aggregated $163,376,110, of which the related gross unrealized appreciation and depreciation were $336,955,027 and $173,578,917, respectively.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, annual reclassifications are made within the Company's capital accounts to reflect income and gains available for distribution under income tax regulations.

3. Investment Transactions

Purchases and sales of portfolio securities, other than options and short-term investments, during the six months ended June 30, 2003 were $74,002,120 and $48,338,622, respectively. Options may be written (sold) or purchased by the Company. The Company, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is limited to the premium originally paid. A schedule of outstanding option contracts as of June 30, 2003 can be found on pages 11 and 12.

Transactions in written covered call and collateralized put options during the six months ended June 30, 2003 were as follows:

                                     Covered Calls      Collateralized Puts
                                  -------------------  --------------------
                                  Contracts  Premiums  Contracts  Premiums
                                  --------- ---------  --------- ----------
    Options outstanding,
     December 31, 2002              6,047   $ 564,056    6,195   $  663,944
    Options written                 5,300     711,310   12,150    1,306,501
    Options terminated in closing
     purchase transactions         (2,100)   (208,348)    (750)     (88,454)
    Options expired                (4,097)   (390,956)  (9,265)    (924,898)
    Options exercised                (700)   (103,220)    (580)     (64,902)
    ------------------------------------------------------------------------
    Options outstanding,
     June 30, 2003                  4,450   $ 572,842    7,750   $  892,191
    ------------------------------------------------------------------------

All investment decisions are made by a committee, and no one person is primarily responsible for making recommendations to that committee.

4. Capital Stock

The Company has 10,000,000 authorized and unissued preferred shares without par value.

On December 27, 2002, the Company issued 2,426,788 shares of its Common Stock at a price of $10.715 per share (the average market price on December 9, 2002) to stockholders of record November 25, 2002 who elected to take stock in payment of the distribution from 2002 capital gain and investment income.

The Company may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable.

Transactions in Common Stock for 2003 and 2002 were as follows:

                                Shares                    Amount
                       -----------------------  --------------------------
                       Six months                Six months
                         ended      Year ended     ended       Year ended
                        June 30,   December 31,   June 30,    December 31,
                          2003         2002         2003          2002
                       ----------  ------------ ------------  ------------
     Shares issued in
      payment of
      dividends                --    2,426,788  $         --  $ 26,003,033
     Shares purchased
      (at a weighted
      average discount
      from net asset
      value of 11.1%
      and 10.9%,
      respectively)    (1,627,100)  (3,123,800)  (17,712,471)  (37,344,175)
     ----------------------------------------------------------------------
     Net change        (1,627,100)    (697,012) $(17,712,471) $(11,341,142)
     ----------------------------------------------------------------------

--------------------------------------------------------------------------------



On June 30, 2003, the Company held a total of 2,324,112 shares of its Common Stock at a cost of $25,266,897. The Company held 697,012 shares of its Common Stock at a cost of $7,554,426 on December 31, 2002.

The Company has an employee incentive stock option and stock appreciation rights plan which provides for the issuance of options and stock appreciation rights for the purchase of up to 2,610,146 shares of the Company's Common Stock at 100% of the fair market value at date of grant. Options are exercisable beginning not less than one year after the date of grant and extend and vest over ten years from the date of grant. Stock appreciation rights are exercisable beginning not less than two years after the date of grant and extend over the period during which the option is exercisable. The stock appreciation rights allow the holders to surrender their rights to exercise their options and receive cash or shares in an amount equal to the difference between the option price and the fair market value of the Common Stock at the date of surrender.

Under the plan, the exercise price of the options and related stock appreciation rights is reduced by the per share amount of capital gain paid by the Company during subsequent years. At the beginning of 2003, 259,023 options were outstanding, with a weighted average exercise price of $11.1902 per share. During the six months ended June 30, 2003, the Company granted options including stock appreciation rights for 57,398 shares of Common Stock with a weighted average exercise price of $10.975. During the six months ended June 30, 2003, stock appreciation rights relating to 33,838 stock option shares were exercised at a weighted average market price of $11.6328 per share and the stock options relating to these rights with a weighted average exercise price of $3.1327 per share were cancelled. Stock options and stock appreciation rights relating to 43,619 shares, and with a weighted average exercise price of $11.1632, were cancelled. At June 30, 2003, there were outstanding exercisable options to purchase 86,711 common shares at $2.6042-$19.0100 per share (weighted average price of $13.6111), and unexercisable options to purchase 152,253 common shares at $4.3883-$19.0100 per share (weighted average price of $11.4735). The weighted average remaining contractual life of outstanding exercisable and unexercisable options is 6.6987 years and 6.9680 years, respectively. Total compensation expense recognized for the six months ended June 30, 2003 related to the stock options and stock appreciation rights plan was $(64,348). At June 30, 2003, there were 1,242,752 shares available for future option grants.

5. Retirement Plans

The Company provides retirement benefits for its employees under a non-contributory qualified defined benefit pension plan. The benefits are based on years of service and compensation during the last 5 years of employment. The Company's current funding policy is to contribute annually to the plan only those amounts that can be deducted for federal income tax purposes. As of June 30, 2003, the plan assets, consisting of investments in individual stocks, bonds and mutual funds were $9,538,724. In determining the actuarial present value of the projected benefit obligation, the interest rate used for the weighted average discount rate was 6.75%, the expected rate of annual salary increases was 7.0%, and the long-term expected rate of return on plan assets was 8.0%. The projected benefit obligation as of June 30, 2003 was $6,145,677. Prepaid pension cost included in other assets at June 30, 2003 was $5,847,452.

In addition, the Company has a nonqualified benefit plan which provides employees with defined retirement benefits to supplement the qualified plan. The Company does not provide postretirement medical benefits.

6. Expenses

The cumulative amount of accrued expenses at June 30, 2003 for employees and former employees of the Company was $2,326,390. Aggregate remuneration paid or accrued during the six months ended June 30, 2003 to key employees and directors amounted to $787,784.

7. Portfolio Securities Loaned

The Company makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At June 30, 2003, the Company had securities on loan of $160,654,047 and held collateral of $166,977,546, consisting of repurchase agreements and a certificate of deposit.

                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                              -------------------------
                                                 Six Months Ended
                                              ----------------------
                                                                                       Year Ended December 31
                                               June 30,     June 30,   ------------------------------------------------------
                                                 2003         2002        2002       2001       2000       1999       1998
                                              ----------   ----------  ---------- ---------- ---------- ---------- ----------
 Per Share Operating Performance*

 Net asset value, beginning of period             $12.12       $16.05      $16.05     $23.72     $26.85     $21.69     $19.01
-----------------------------------------------------------------------------------------------------------------------------

  Net investment income                             0.09         0.10        0.20       0.26       0.26       0.25       0.30

  Net realized gains and change in unrealized
    appreciation and other changes                  0.92       (2.10)      (3.38)     (6.21)     (1.51)       6.71       3.90
-----------------------------------------------------------------------------------------------------------------------------

 Total from investment operations                   1.01       (2.00)      (3.18)     (5.95)     (1.25)       6.96       4.20
-----------------------------------------------------------------------------------------------------------------------------

 Less distributions

  Dividends from net investment income            (0.07)       (0.10)      (0.19)     (0.26)     (0.22)     (0.26)     (0.30)

  Distributions from net realized gains           (0.03)       (0.06)      (0.57)     (1.39)     (1.63)     (1.37)     (1.10)
-----------------------------------------------------------------------------------------------------------------------------

 Total distributions                              (0.10)       (0.16)      (0.76)     (1.65)     (1.85)     (1.63)     (1.40)
-----------------------------------------------------------------------------------------------------------------------------

  Capital share repurchases                         0.03         0.02        0.05       0.04       0.10         --         --

  Reinvestment of distributions                       --           --      (0.04)     (0.11)     (0.13)     (0.17)     (0.12)
-----------------------------------------------------------------------------------------------------------------------------

 Total capital share transactions                   0.03         0.02        0.01     (0.07)     (0.03)     (0.17)     (0.12)
-----------------------------------------------------------------------------------------------------------------------------

 Net asset value, end of period                   $13.06       $13.91      $12.12     $16.05     $23.72     $26.85     $21.69
-----------------------------------------------------------------------------------------------------------------------------

 Per share market price, end of period            $11.81       $12.26      $10.57     $14.22     $21.00     $22.38     $17.75

 Total Investment Return

  Based on market price                            12.8%      (12.8)%     (20.6)%    (24.7)%       1.7%      36.1%      19.3%

  Based on net asset value                          8.7%      (12.3)%     (19.4)%    (24.7)%     (4.3)%      33.6%      23.7%

 Ratios/Supplemental Data

  Net assets, end of period (in 000's)        $1,082,406   $1,170,807  $1,024,810 $1,368,366 $1,951,563 $2,170,802 $1,688,080

  Ratio of expenses to average net assets          0.53%+       0.33%+      0.34%      0.19%      0.24%      0.32%      0.22%

  Ratio of net investment income to
    average net assets                             1.39%+       1.30%+      1.42%      1.33%      0.97%      1.06%      1.48%

  Portfolio turnover                              10.91%+      18.16%+     17.93%     19.15%     12.74%     15.94%     22.65%

  Number of shares outstanding at
    end of period (in 000's)*                     82,909       84,187      84,536     85,233     82,292     80,842     77,815
                                              -------------------------

--------
* Prior years have been adjusted to reflect the 3-for-2 stock split effected in October 2000. Certain prior year amounts have been reclassified to conform to current year presentation.
+  Ratios presented on an annualized basis.

                            SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

                                 June 30, 2003


                                                Prin. Amt.
                                                or Shares   Value (A)
         -                                      ---------- ------------
         Stocks and Convertible Securities -- 89.1%
           Consumer -- 12.8%
            Consumer Discretionary -- 5.8%
            BJ's Wholesale Club, Inc. (B)(D)      500,000  $  7,530,000
            Black & Decker Corp. (D)              300,000    13,035,000
            Brinker International Inc. (B)(D)     515,000    18,550,300
            Gannett Co., Inc.                      87,500     6,720,875
            Target Corp.                          460,000    17,406,400
                                                           ------------
                                                             63,242,575
                                                           ------------
            Consumer Staples -- 7.0%
            Coca-Cola Co.                         200,000     9,282,000
            Dean Foods Co. (B)(D)                 562,500    17,718,750
            Hershey Foods Corp.                    70,000     4,876,200
            PepsiCo, Inc.                         440,000    19,580,000
            Procter & Gamble Co.                  170,000    15,160,600
            Safeway, Inc. (B)(D)                  423,000     8,654,580

                                                           ------------
                                                             75,272,130

                                                           ------------
           Energy -- 6.6%
            BP plc ADR (D)                        270,000    11,345,401
            ConocoPhillips                        200,000    10,960,000
            Exxon Mobil Corp.                     130,000     4,668,300
            Petroleum & Resources
             Corporation (C)                    1,985,996    40,911,528
            Schlumberger Ltd. (D)                  70,000     3,329,900
                                                           ------------
                                                             71,215,129

                                                           ------------
           Financials -- 16.0%
            Banking -- 9.7%
            BankNorth Group, Inc.                 474,000    12,096,480
            Compass Bancshares Inc.               210,000     7,335,300
            Federal Home Loan Mortgage
             Corp.                                160,000     8,123,200
            Fifth Third Bancorp                   100,000     5,734,000
            Investors Financial Services
             Corp. (D)                            520,000    15,085,200
            Provident Bankshares Corp.            335,021     8,512,895
            Wachovia Corp.                        380,000    15,184,800
            Wells Fargo & Co.                     400,000    20,160,000
            Wilmington Trust Corp.                420,000    12,327,000

                                                           ------------
                                                            104,558,875

                                                           ------------
            Insurance -- 6.3%
            AMBAC Financial Group, Inc.           400,000    26,500,000
            American International Group,
             Inc.                                 763,675    42,139,587

                                                           ------------
                                                             68,639,587

                                                           ------------

                                               Prin. Amt.
                                               or Shares   Value (A)
          -                                    ---------- ------------

            Health Care -- 13.7%
             Abbott Laboratories                 350,000  $ 15,316,000
             Affymetrix Inc. (B)(D)              210,000     4,139,100
             Bristol-Myers Squibb Co.            345,000     9,366,750
             Enzon Pharmaceuticals, Inc.
              (B)(D)                             100,000     1,252,000
             Genentech, Inc. (B)(D)              225,000    16,227,000
             GlaxoSmithKline plc ADR             175,000     7,094,500
             HCA Inc. (D)                        450,000    14,418,000
             Johnson & Johnson                   360,000    18,612,000
             Laboratory Corp. of America
              Holdings (B)(D)                    335,000    10,100,250
             Lilly (Eli) & Co. (D)                60,000     4,138,200
             Pfizer Inc.                       1,000,960    34,182,785
             Wyeth Co.                           300,000    13,665,000

                                                          ------------
                                                           148,511,585

                                                          ------------
            Industrials -- 11.7%
             Boeing Co.                          300,000    10,296,000
             Canadian National Railway Co.       170,000     8,204,200
             General Electric Co.              1,177,500    33,770,700
             Ingersoll-Rand Co. Ltd.             250,000    11,830,000
             R.R. Donnelley & Sons Co.           500,000    13,070,000
             3M Co. (D)                          135,000    17,412,300
             United Parcel Service, Inc. (D)      80,000     5,096,000
             United Technologies Corp. (D)       380,000    26,915,400

                                                          ------------
                                                           126,594,600

                                                          ------------

--------------------------------------------------------------------------------

                                 June 30, 2003


                                                Prin. Amt.
                                                or Shares   Value (A)
                                                ---------- -----------
           Information Technology -- 12.5%
            Communication Equipment -- 1.8%
            Corning Inc. (B)(D)                 1,170,000  $ 8,646,300
            Lucent Technologies Inc. (B)(D)       400,000      812,000
            Nokia Corp. ADR (D)                   640,000   10,515,200

                                                           -----------
                                                            19,973,500

                                                           -----------
            Computer Related -- 9.0%
            BEA Systems Inc. (B)(D)               740,000    8,036,400
            BMC Software Inc. (B)(D)              310,000    5,062,300
            Cisco Systems, Inc. (B)(D)          1,755,000   29,115,450
            DiamondCluster International Inc.
             (B)(D)                               497,500    1,845,725
            Microsoft Corp.                       785,000   20,103,850
            Oracle Corp. (B)                      880,000   10,577,600
            Sapient Corp. (B)                   1,150,000    3,185,500
            Siebel Systems Inc. (B)(D)            770,000    7,345,800
            Sun Microsystems Inc. (B)             515,000    2,369,000
            Symantec Corp. 3.00% Conv. Sub.
             Notes due 2006 (E)                  $500,000      705,938
            Symantec Corp. (B)(D)                 200,000    8,772,000

                                                           -----------
                                                            97,119,563

                                                           -----------
            Electronics -- 1.7%
            Intel Corp.                           510,000   10,599,840
            Solectron Corp. (B)(D)              2,000,000    7,480,000

                                                           -----------
                                                            18,079,840

                                                           -----------

                                              Prin. Amt.
                                              or Shares   Value (A)
                                              ---------- ------------
             Materials -- 1.7%
              Albemarle Corp. (D)              225,400   $  6,304,438
              Rohm & Haas Co.                  400,000     12,412,000

                                                         ------------
                                                           18,716,438

                                                         ------------
             Telecom Services -- 4.9%
              Alltel Corp.                     350,000     16,877,000
              BellSouth Corp.                  415,000     11,051,450
              SBC Communications Inc.          595,000     15,202,250
              Vodafone Group plc
               ADS (D)                         492,614      9,679,855

                                                         ------------
                                                           52,810,555

                                                         ------------
             Utilities -- 9.2%
              Black Hills Corp.                374,500     11,497,150
              CINergy Corp. (D)                440,000     16,187,600
              Duke Energy Corp. 8.25% Conv.
               Pfd. due 2004 (D)               400,000      6,344,000
              Duke Energy Corp. (D)            355,000      7,082,250
              Keyspan Corp.                    400,000     14,180,000
              MDU Resources Group, Inc.        450,000     15,070,500
              Northwestern Corp. (B)            41,800         83,600
              Philadelphia Suburban Corp.      875,000     21,332,500
              TECO Energy, Inc. (D)            650,000      7,793,500

                                                         ------------
                                                           99,571,100

                                                         ------------
           Total Stocks and Convertible Securities
            (Cost $801,555,901) (F)                       964,305,477

                                                         ------------

--------------------------------------------------------------------------------

                                 June 30, 2003


                                            Prin. Amt.   Value (A)
                                            ----------- ------------
           Short-Term Investments -- 10.5%
              U.S. Government Obligations -- 3.2%
               U.S. Treasury Bills,
                0.94%, due 8/21/03          $35,000,000 $ 34,953,392
                                                        ------------
              Certificates of Deposit -- 1.4%
               Mercantile-Safe Deposit &
                Trust Co., 1.00%, due
                7/22/03-7/25/03              15,000,000   15,000,000
                                                        ------------
              Commercial Paper -- 5.9%
               AIG Funding, Inc.,
                0.92%, due 7/15/03            2,365,000    2,364,154
               American General Finance
                Corp., 1.22%, due
                7/3/03                       12,600,000   12,599,146
               Chevron UK,
                1.21%, due 7/15/03           15,000,000   14,992,942
               GMAC New Center Asset
                Trust, 1.03%,
                due 7/17/03                   7,375,000    7,371,624
               General Electric Capital
                Corp., 0.99-1.24%,
                due 7/8/03-8/5/03            14,695,000   14,688,381
               Toyota Motor Credit
                Corp.,
                1.18%, due 7/17/03            6,550,000    6,548,321
               Wells Fargo & Co.,
                1.01%, due 7/31/03            4,705,000    4,701,040
                                                        ------------
                                                          63,265,608

                                                        ------------
           Total Short-Term Investments
            (Cost $113,219,000)                          113,219,000
                                                        ------------

                                          Prin. Amt.        Value (A)
                                          -----------    --------------
          Investments of Proceeds from Security Lending -- 15.4%
              Credit Industrial ET
               Commerical NY,
               Certificate of Deposit,
               1.06%, due 7/28/03                        $    7,000,824
              CS First Boston,
               repurchase agreement,
               1.38%, due 7/1/03                             47,444,819
              Daiwa Securities America Inc.,
               repurchase agreement,
               1.40%, due 7/1/03                             64,574,005
              Goldman Sachs & Co.
               repurchase agreement,
               1.43%, due 7/1/03                             47,957,898
                                                         --------------
          Total Investments of Proceeds
           from Security Lending
           (Cost $166,977,546)                              166,977,546
                                                         --------------
          Total Investments -- 115.0%
           (Cost $1,081,752,447)                          1,244,502,023
            Cash, receivables and other
             assets, less
             liabilities -- (15.0)%                        (162,096,321)
                                                         --------------
          Net Assets -- 100.0%                           $1,082,405,702
                                                         ==============

--------------------------------------------------------------------------------
Notes:
(A) See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ, except restricted securities.
(B) Presently non-dividend paying.
(C) Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(D) Some or all of these securities are on loan. See note 7 to financial statements.
(E) Restricted security (Symantec Corp. 3.00% Conv. Sub. Notes due 2006 acquired 10/18/01, cost $500,000).
(F) The aggregate market value of stocks held in escrow at June 30, 2003 covering open call option contracts written was $27,771,950. In addition, the aggregate market value of securities segregated by the custodian required to collateralize open put option contracts written was $28,993,750.

                   SCHEDULE OF OUTSTANDING OPTION CONTRACTS
--------------------------------------------------------------------------------

                                 June 30, 2003

   Contracts                                              Contract
  (100 shares                                      Strike Expiration  Appreciation/
     each)                  Security               Price   Date       (Depreciation)
  -----------               --------               ------ ----------  --------------

                                  COVERED CALLS
      250     Affymetrix Inc.                      $  35  Aug   03     $     23,124
      250     American International Group, Inc.    60    Aug   03           11,379
      150     American International Group, Inc.    65    Aug   03           12,149
      250     American International Group, Inc.    100   Jan   04           26,249
      250     Federal Home Loan Mortgage Corp.      60    Oct   03            2,623
      100     Federal Home Loan Mortgage Corp.      65    Oct   03            7,300
      350     Genentech, Inc.                       60    Jul   03         (410,901)
      250     Genentech, Inc.                       60    Sep   03         (318,502)
      250     GlaxoSmithKline, plc ADR             42.50  Aug   03            3,874
      100     Hershey Foods Corp.                   75    Aug   03            6,549
      250     Johnson & Johnson                     65    Oct   03           26,498
      250     Nokia Corp.                           20    Jan   04            9,374
      100     Procter & Gamble Co.                  90    Jul   03            1,600
      100     Procter & Gamble Co.                  95    Jul   03            9,000
      100     Procter & Gamble Co.                  100   Oct   03            7,000
      100     Symantec Corp.                        50    Jul   03           14,499
      100     Symantec Corp.                        55    Jul   03           16,099
      200     Symantec Corp.                        55    Oct   03           21,098
      100     3M Co.                                135   Jul   03            6,600
      250     3M Co.                                150   Jul   03           26,384
      100     3M Co.                                150   Oct   03            9,999
      250     United Technologies Corp.             75    Aug   03           17,499
      100     United Technologies Corp.             75    Jan   04           (2,501)
      150     United Technologies Corp.             90    Jan   04           (1,501)
      100     Wachovia Corp.                       42.50  Oct   03              600
     -----                                                             ------------
    4,450                                                                  (473,908)
     -----                                                             ------------

                               COLLATERALIZED PUTS
      100     Albemarle Corp.                      22.50  Dec   03            5,100
      250     Alltel Corp.                          35    Jul   03           30,249
      250     Alltel Corp.                          40    Jul   03           37,699
      250     BEA Systems Inc.                      10    Jul   03           17,749
      350     BEA Systems Inc.                     7.50   Sep   03           26,424
      150     Boeing Co.                           22.50  Aug   03           12,150
      250     Canadian National Railway Co.         35    Jul   03           17,624
      250     ConocoPhillips                       47.50  Aug   03           18,999
      150     ConocoPhillips                        50    Aug   03           10,574
      250     ConocoPhillips                        45    Nov   03           17,749
      100     ConocoPhillips                        50    Nov   03               (1)
      100     Fifth Third Bancorp                   50    Jul   03            8,100
      150     Fifth Third Bancorp                   45    Aug   03           23,249
      200     Fifth Third Bancorp                   40    Nov   03           13,449
      150     Fifth Third Bancorp                   45    Jan   04            2,324
      100     Fifth Third Bancorp                   50    Jan   04            4,074
      200     Federal Home Loan Mortgage Corp.      45    Jul   03           24,725
      250     Gannett Co., Inc.                     60    Jul   03           32,499
      150     Gannett Co., Inc.                     70    Jul   03           12,749
      250     Gannett Co., Inc.                     55    Oct   03           22,499
      100     Gannett Co., Inc.                     60    Oct   03           15,599
      100     Gannett Co., Inc.                     65    Oct   03            9,349
      100     Gannett Co., Inc.                     70    Oct   03            6,999
      250     Gannett Co., Inc.                     65    Jan   04           (4,751)
      100     Hershey Foods Corp.                   55    Aug   03            8,100
      250     Investors Financial Services Corp.   22.50  Jul   03           25,099
      250     Investors Financial Services Corp.    20    Oct   03           14,474
      250     Laboratory Corp. of America Holdings  25    Aug   03           16,374
      500     Microsoft Corp.                      17.50  Jul   03           27,624
      250     Microsoft Corp.                      23.75  Jul   03           21,499

--------------------------------------------------------------------------------

                                 June 30, 2003


                             COLLATERALIZED PUTS (Continued)
            Contracts                                     Contract
           (100 shares                             Strike Expiration  Appreciation/
              each)             Security           Price   Date       (Depreciation)
           -----------          --------           ------ ----------  --------------
               150     Microsoft Corp.             $  25  Jul   03      $   8,399
               250     Microsoft Corp.             22.50  Oct   03         14,999
               250     Procter & Gamble Co.         65    Jul   03         27,499
               100     Rohm & Haas Co.              25    Jul   03          7,099
               100     Rohm & Haas Co.              30    Jul   03          5,099
               100     Schlumberger Ltd.            45    Aug   03            999
               250     Target Corp.                22.50  Jul   03         21,499
               250     United Parcel Service, Inc.  50    Jul   03         31,249
               100     United Parcel Service, Inc.  45    Oct   03         10,500
               150     Wyeth Co.                    35    Oct   03          7,499
              -----                                                     ---------
             7,750                                                        613,191
              -----                                                     ---------
                                                                        $ 139,283
                                                                        =========

                        CHANGES IN PORTFOLIO SECURITIES

--------------------------------------------------------------------------------

                  During the Three Months Ended June 30, 2003
                                  (unaudited)

                                                       Shares
                                      -----------------------------------------
                                                                      Held
                                       Additions     Reductions   June 30, 2003
                                      ---------     ----------    -------------
 BEA Systems Inc.....................  305,000                        740,000
 Compass Bancshares Inc..............   35,000                        210,000
 ConocoPhillips......................  200,000                        200,000
 Dean Foods Co.......................  212,500/(1)/  127,400          562,500
 Fifth Third Bancorp.................  100,000                        100,000
 Investors Financial Services Corp...   25,000                        520,000
 Laboratory Corp. of America Holdings   10,000                        335,000
 Microsoft Corp......................  470,000                        785,000
 Pfizer Inc..........................  516,460/(2)/                 1,000,960
 Safeway, Inc........................    8,000                        423,000
 Schlumberger Ltd....................   70,000                         70,000
 Genentech, Inc......................                 75,000          225,000
 General Electric Co.................                  5,000        1,177,500
 GlaxoSmithKline plc ADR.............                 75,360          175,000
 Lilly (Eli) & Co....................                130,000           60,000
 Nokia Corp. ADR.....................                410,000          640,000
 Northwestern Corp...................                458,200           41,800
 Pharmacia Corp......................                368,900/(2)/          --
 3M Co...............................                 10,000          135,000
 Vertex Pharmaceuticals Inc..........                 70,000               --

--------
/(1)/ By stock split.
/(2)/ By merger, received 1.4 shares of Pfizer Inc. common stock for each share of Pharmacia Corp. common stock held.

                        REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------


To the Board of Directors and Stockholders of The Adams Express Company:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Adams Express Company (hereafter referred to as the "Company") at June 30, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
July 10, 2003

                               -----------------

 This report, including the financial statements herein, is transmitted to the stockholders of The Adams Express Company for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Company or of any securities mentioned in the report. The rates of return will vary and the market value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

                        HISTORICAL FINANCIAL STATISTICS

--------------------------------------------------------------------------------



                                                      Dividends    Distributions
                                             Net         from          from
                                            Asset   Net Investment Net Realized
                 Value of       Shares    Value per     Income         Gains
December 31     Net Assets   Outstanding*  Share*     per Share*    per Share*
-----------     ----------   ------------ --------- -------------- -------------
1993......... $  840,610,252  63,746,498   $13.19        $.30          $ .79
1994.........    798,297,600  66,584,985    11.99         .33            .73
1995.........    986,230,914  69,248,276    14.24         .35            .76
1996.........  1,138,760,396  72,054,792    15.80         .35            .80
1997.........  1,424,170,425  74,923,859    19.01         .29           1.01
1998.........  1,688,080,336  77,814,977    21.69         .30           1.10
1999.........  2,170,801,875  80,842,241    26.85         .26           1.37
2000.........  1,951,562,978  82,292,262    23.72         .22           1.63
2001.........  1,368,366,316  85,233,262    16.05         .26           1.39
2002.........  1,024,810,092  84,536,250    12.12         .19            .57
June 30, 2003  1,082,405,702  82,909,150    13.06         .12+           .03

--------
* Prior years have been adjusted to reflect the 3-for-2 stock split effected in October 2000.
+ Paid or declared.

                               -----------------

                                 Common Stock
                     Listed on the New York Stock Exchange
                           and the Pacific Exchange

                           The Adams Express Company
            Seven St. Paul Street, Suite 1140, Baltimore, MD 21202
                       (410) 752-5900 or (800) 638-2479
                         Website: www.adamsexpress.com
                       E-mail: contact@adamsexpress.com
                      Counsel: Chadbourne & Parke L.L.P.
               Independent Auditors: PricewaterhouseCoopers LLP
   Transfer Agent, Registrar & Custodian of Securities: The Bank of New York

                     SHAREHOLDER INFORMATION AND SERVICES

--------------------------------------------------------------------------------


DIVIDEND PAYMENT SCHEDULE

The Company presently pays dividends four times a year, as follows: (a) three interim distributions on or about March 1, June 1, and September 1, and (b) a "year-end" distribution, payable in late December, consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31. Stockholders may elect to receive the year-end distribution in stock or cash. In connection with this distribution, all stockholders of record are sent a dividend announcement notice and an election card in mid-November.

Stockholders holding shares in "street" or brokerage accounts may make their election by notifying their brokerage house representative.

BuyDIRECT/SM/*

BuyDIRECT is a direct purchase and sale plan, as well as a dividend reinvestment plan, sponsored and administered by our transfer agent, The Bank of New York. The Plan provides registered stockholders and interested first time investors an affordable alternative for buying, selling, and reinvesting in Adams Express shares.

The costs to participants in administrative service fees and brokerage commissions for each type of transaction are listed below.

                 Initial Enrollment                           $7.50
                 A one-time fee for new accounts who are not currently
                 registered holders.

                 Optional Cash Investments
                   Service Fee                 $2.50 per investment
                   Brokerage Commission             $0.05 per share
                 Reinvestment of Dividends**
                   Service Fee               10% of amount invested
                             (maximum of $2.50 per investment)
                   Brokerage Commission             $0.05 per share
                 Sale of Shares
                   Service Fee                               $10.00
                   Brokerage Commission             $0.05 per share

                Deposit of Certificates for safekeeping    Included
                Book to Book Transfers                     Included
                To transfer shares to another participant or to a new
                participant

                Fees are subject to change at any time.

           Minimum and Maximum Cash Investments
           Initial minimum investment (non-holders)          $500.00
           Minimum optional investment (existing holders)     $50.00
           Electronic Funds Transfer (monthly minimum)        $50.00
           Maximum per transaction                        $25,000.00
           Maximum per year                                     NONE

A brochure which further details the benefits and features of BuyDIRECT as well as an enrollment form may be obtained by contacting The Bank of New York.

For Non-Registered Shareholders

For shareholders whose stock is held by a broker in "street" name, The Bank of New York's Dividend Reinvestment Plan remains available through many registered investment security dealers. If your shares are currently held in a "street" name or brokerage account, please contact your broker for details about how you can participate in the Plan or contact The Bank of New York about the BuyDIRECT Plan.

                               -----------------

                                  The Company
                           The Adams Express Company
                            Lawrence L. Hooper, Jr.
                 Vice President, Secretary and General Counsel
                      Seven St. Paul Street, Suite 1140,
                              Baltimore, MD 21202
                                (800) 638-2479
                         Website: www.adamsexpress.com
                       E-mail: contact@adamsexpress.com

                              The Transfer Agent
                             The Bank of New York
                       Address Shareholder Inquiries to:
                       Shareholder Relations Department
                     P.O. Box 11258 Church Street Station
                              New York, NY 10286
                                (877) 260-8188
                           Website: www.stockbny.com
                       E-mail: Shareowners@bankofny.com
                        Send Certificates for Transfer
                            and Address Changes to:
                        Receive and Deliver Department
                     P.O. Box 11002 Church Street Station
                              New York, NY 10286

*BuyDIRECT is a service mark of The Bank of New York.
**The year-end dividend and capital gain distribution will usually be made in newly issued shares of common stock. There would be no fees or commissions in connection with this dividend and capital gain distribution when made in newly issued shares.

                                                                             15
<PLAINTEXT>

                           THE ADAMS EXPRESS COMPANY

--------------------------------------------------------------------------------
Board of Directors

Enrique R. Arzac/ 2,4/     Douglas G. Ober/ 1/
Daniel E. Emerson/ 1,3/    Landon Peters/ 2,3/
Edward J. Kelly, III/ 1,4/ John J. Roberts/ 1,2/
Thomas H. Lenagh/ 1,4/     Susan C. Schwab/ 1,3/
W.D. MacCallan/ 3,4/       Robert J.M. Wilson/ 1,3/
W. Perry Neff/ 2,4/

1. Member of Executive Committee
2. Member of Audit Committee
3. Member of Compensation Committee
4. Member of Retirement Benefits Committee

Officers

Douglas G. Ober         Chairman and
                        Chief Executive Officer
Joseph M. Truta         President
Stephen E. Kohler       Vice President--Research
Lawrence L. Hooper, Jr. Vice President, Secretary
                        and General Counsel
Maureen A. Jones        Vice President and
                        Chief Financial Officer
Christine M. Sloan      Assistant Treasurer
Geraldine H. Pare       Assistant Secretary

                                   --------
                                  Stock Data
                                   --------

Price (6/30/03)           $11.81
Net Asset Value (6/30/03) $13.06
Discount:                   9.6%

New York Stock Exchange and Pacific Exchange ticker symbol: ADX
NASDAQ Mutual Fund Quotation Symbol: XADEX
Newspaper stock listings are generally under the abbreviation: AdaEx

                               ----------------
                             Distributions in 2003
                               ----------------

From Investment Income (paid or declared) $0.12
From Net Realized Gains                    0.03
                                          -----
Total                                     $0.15
                                          =====

                            ----------------------
                          2003 Dividend Payment Dates
                            ----------------------

             March 1, 2003
             June 1, 2003
             September 1, 2003
             December 27, 2003*

        *Anticipated

Item 2: Code(s) of Ethics for senior financial officers - Item not applicable to semi-annual report.

Item 3: Audit Committee Financial Expert - Item not applicable to semi-annual report.

Item 4: Principal Accountant Fees and Services - Item not applicable to semi-annual report.

Item 5: Audit Committee of Listed Registrants - Item not applicable to semi-annual report.

Item 6: Reserved.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Item not applicable to semi-annual report.

Item 8: Reserved.

Item 9: Controls and Procedures.

     (a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

     (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10: Exhibits attached hereto.  (Attach certifications as exhibits)

(a) Not required at this time.

(b) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.

A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       THE ADAMS EXPRESS COMPANY

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chairman & CEO

Date:  July 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       THE ADAMS EXPRESS COMPANY

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chairman & CEO


Date: :  July 28, 2003

       THE ADAMS EXPRESS COMPANY

BY: /s/ Maureen A. Jones
        -----------------------
        Maureen A. Jones
        Chief Financial Officer

Date: :  July 28, 2003